INVESTMENTS IN LOANS AND SECURITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Impairment loss	$ 0	$ 33,704	$ 0